Document and Entity Information Document and Entity Information	Oct. 23, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2019
Entity Registrant Name	LEGACYTEXAS FINANCIAL GROUP, INC.
Entity Central Index Key	0001487052
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34737
Entity Tax Identification Number	27-2176993
Entity Address, Address Line One	5851 Legacy Circle
Entity Address, City or Town	Plano,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	578-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LTXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false